Equity (Tables)	9 Months Ended
Sep. 30, 2019
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Schedule of Ordinary Shares
a.	Ordinary shares

	December 31 2018	September 30 2019
Number of shares authorized	500,000,000	500,000,000

Amount of shares authorized (NT$ thousand)	$5,000,000	$5,000,000

Number of shares issued and fully paid	160,248,940	160,248,940

Amount of shares issued and fully paid	$51,627,219	$51,627,219

Schedule of Capital Surplus
b.	Capital surplus

	December 31 2018	September 30 2019
Arising from issuance of new share capital	$105,143,362	$105,143,362
Arising from employee share options	6,316,310	6,358,821

	$111,459,672	$111,502,183

Schedule of Accumulated Deficits
The accumulated deficits for 2017 and 2018 approved
by
the shareholders’ meetings on June 15, 2018 and on June 21, 2019, respectively, were as follows

	For the Year Ended December 31
	2017	2018
Accumulated deficits at the beginning of the year	$(50,391,283)	$(90,283,261)
Net loss for the year	(39,891,978)	(42,185,597)

Accumulated deficits at the end of the year	$(90,283,261)	$(132,468,858)

Disclosure And Detailed Information Of Other Equity Items
d.	Others reserves items
Unrealised loss
on
financial assets at fair value through other comprehensive income:

For the nine months ended September 30, 2019
Balance at January 1	$—
Unrealized loss
Equity instruments	(9,046)

Balance at September 30	$(9,046)